Consolidated Statements of Cash Flows - Conslidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net loss	$ (716,943)	$ (808,710)	$ (523,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	155,361	287,639	107,460
Common stock issued for services	5,900	88,190
Depreciation expense	3,623	4,029	5,221
Gain on forgiveness of debt		(65,000)	47,485
Loss on change in fair value of derivative liabilities	202,193	82,138	135,150
Changes in operating assets and liabilities:
Amounts receivable	(302)
Deferred financing costs	1,464	27,536	(7,078)
Accounts payable and accrued liabilities	38,029	5,685	1,440
Net cash used in operating activities	(310,675)	(378,493)	(234,106)
Financing Activities
Proceeds from issuance of common shares and share subscriptions	300,000	100,000	65,000
Proceeds from issuance of convertible debt	186,000	245,000	232,500
Repayments of convertible debt	(13,780)
Proceeds from related parties			15,500
Repayments to related parties	(100)	(6,704)	(35,912)
Net cash provided by financing activities	472,120	338,296	277,088
Change in cash	161,445	(40,197)	42,982
Cash, beginning of year	3,363	43,560	578
Cash, end of year	164,808	3,363	43,560
Non-cash Investing and Financing Activities
Common stock issued to settle debt and accrued interest	442,282	683,856	125,142
Common stock issued to settle related party debt			52,000
Supplemental Disclosures
Interest paid
Income tax paid